Note 3 - Inventories - Inventory, Net (Details) - AUD ($)	Dec. 31, 2022	Dec. 31, 2021
Raw materials	$ 1,758,073	$ 1,207,077
Work in progress	646,161	410,731
Finished goods	737,947	525,696
Inventory, Net, Total	$ 3,142,181	$ 2,143,504